Selected Quarterly Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Net revenues	$ 74,594	$ 47,200	$ 24,743	$ 33,508	$ 57,902	$ 61,095	$ 46,001	$ 32,556	$ 180,045	$ 197,554	$ 172,808
Gross profit	37,809	16,475	(1,517)	6,853	23,811	30,109	15,618	6,101	59,620	75,639	36,032
Loss from operations	(16,661)	(2,452)	(22,519)	(12,640)	(1,151)	9,936	(3,572)	(13,912)	(54,272)	(8,699)	(43,171)
Interest expense, net	(3,203)	(3,022)	(2,911)	(3,836)	(4,045)	(3,959)	(4,241)	(4,464)	(12,972)	(16,709)	(18,485)
Other income (expense), net	180	91	84	(791)	209	722	192	(5,068)	(436)	(3,945)	1,350
Income tax expense	(587)	2,079	154	1,072	(3,646)	1,686	2,402	(418)	2,718	24	4,421
Net income attributable to noncontrolling interests	(246)	(74)	(366)	(87)	(53)	(78)	(418)	(316)	(773)	(865)	(421)
Net loss attributable to ION	$ (19,343)	$ (7,536)	$ (25,866)	$ (18,426)	$ (1,394)	$ 4,935	$ (10,441)	$ (23,342)	$ (71,171)	$ (30,242)	$ (65,148)
Net loss per share:
Basic (usd per share)	$ (1.38)	$ (0.54)	$ (1.86)	$ (1.44)	$ (0.12)	$ 0.42	$ (0.88)	$ (1.98)	$ (5.20)	$ (2.55)	$ (5.71)
Diluted (usd per share)	$ (1.38)	$ (0.54)	$ (1.86)	$ (1.44)	$ (0.12)	$ 0.41	$ (0.88)	$ (1.98)	$ (5.20)	$ (2.55)	$ (5.71)
Service
Disaggregation of Revenue [Line Items]
Net revenues	$ 61,095	$ 37,105	$ 15,752	$ 25,086	$ 48,513	$ 52,615	$ 34,454	$ 23,828	$ 139,038	$ 159,410	$ 130,640
Product
Disaggregation of Revenue [Line Items]
Net revenues	$ 13,499	$ 10,095	$ 8,991	$ 8,422	$ 9,389	$ 8,480	$ 11,547	$ 8,728	$ 41,007	$ 38,144	$ 42,168